Fair Value Measurements (as restated) - Measurement Inputs (FY) (Details)	Mar. 31, 2021	Dec. 31, 2020	Nov. 16, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants term			5 years
Fair Value, Inputs, Level 3 | Measurement Input, Risk Free Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.0081	0.0035	0.0039
Fair Value, Inputs, Level 3 | Measurement Input, Expected Term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants term	4 years 7 months 6 days	4 years 10 months 24 days	5 years
Fair Value, Inputs, Level 3 | Measurement Input, Price Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.19	0.16	0.25